Long Term Incentive Programmes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of outstanding instruments - Options

	2025				2024				2023
	Executive management		Other employees		Executive management		Other employees		Executive management		Other employees
Outstanding instruments - Options	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]
Outstanding at 1 January	1,353,052	4.39	1,487,689	4.76	967,029	3.47	894,123	3.46	344,589	3.16	330,963	3.15
Granted during the year	912,490	5.09	491,341	5.09	386,023	6.24	631,674	6.24	622,440	3.64	563,160	3.64
Forfeited during the year	—	—	(62,908)	3.80	—	—	—	—	—	—	—	—
Exercised during the year	—	—	—	—	—	3.03	(38,108)	—	—	—	—	—
Expired during the year	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding at 31 December	2,265,542	4.69	1,916,122	4.90	1,353,052	4.39	1,487,689	4.76	967,029	3.47	894,123	3.46

Schedule of Outstanding Instruments - RSU

	2025				2024				2023
	Executive management		Other employees		Executive management		Other employees		Executive management		Other employees
Outstanding instruments - RSU	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]
Outstanding at 1 January	382,707	—	205,504	—	245,126	—	271,327	—	55,430	—	65,823	—
Granted during the year	—	—	—	—	193,011	—	—	—	189,696	—	205,504	—
Forfeited during the year	—	—	(6,847)	—	—	—	—	—	—	—	—	—
Exercised during the year	(189,696)	—	(198,657)	—	(55,430)	—	(65,823)	—	—	—	—	—
Expired during the year	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding at 31 December	193,011	—	—	—	382,707	0	205,504	0	245,126	0	271,327	0